MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (INVESTOR SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement Dated May 2, 2022

to the

Prospectus dated May 1, 2014

I. Effective June 24, 2022, the following hereby amends, and to the extent inconsistent replaces, the corresponding paragraphs in the Fee Table section in the prospectus for policies issued in all states except for Minnesota and Maryland. For those state variations, please see sections II and III below:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract on or after June 23, 2008)

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.50%	1.70%	1.85%	1.90%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Portfolio Subaccount	1.45%	1.65%	1.80%	1.85%

Current Asset-Based Insurance Charge for the Eaton Vance VT Floating-Rate Income Fund, Janus Henderson Forty Portfolio, Janus Henderson Enterprise Portfolio, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Invesco V.I. Main Street Mid Cap Fund®, TA JPMorgan Enhanced Index, TA WMC US Growth, TA T. Rowe Price Small Cap, TA Morgan Stanley Capital Growth and TA TS&W International Equity Subaccounts	1.40%	1.60%	1.75%	1.80%

Current Asset-Based Insurance Charge for the American Funds – Asset Allocation FundSM, American Funds – The Bond Fund of AmericaSM, American Funds – Growth FundSM, American Funds – Growth–Income FundSM, and American Funds – International FundSM Subaccounts	1.65%	1.85%	2.00%	2.00%

Periodic Charges Other Than Fund Expenses (if you purchased your Contract prior to June 23, 2008)

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2014.

Please read this Supplement carefully and retain it for future reference.

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.40%	1.60%	1.75%	1.80%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Portfolio Subaccount	1.35%	1.55%	1.70%	1.75%

Current Asset-Based Insurance Charge for the Eaton Vance VT Floating-Rate Income Fund, Janus Henderson Forty Portfolio, Janus Henderson Enterprise Portfolio, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Invesco V.I. Main Street Mid Cap Fund®, TA JPMorgan Enhanced Index, TA WMC US Growth, TA T. Rowe Price Small Cap, TA Morgan Stanley Capital Growth and TA TS&W International Equity Subaccounts	1.30%	1.50%	1.65%	1.70%

Current Asset-Based Insurance Charge for the American Funds – Asset Allocation FundSM, American Funds – The Bond Fund of AmericaSM, American Funds – Growth FundSM, American Funds – Growth–Income FundSM, and American Funds – International FundSM Subaccounts	1.55%	1.75%	1.90%	1.95%

II. State Variations for MINNESOTA:

Effective June 24, 2022, for policies issued in the state of MN the following fee information applies to your policy:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract on or after June 23, 2008)

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.35%	1.55%	1.70%	1.75%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Portfolio Subaccount	1.30%	1.50%	1.65%	1.70%

Current Asset-Based Insurance Charge for the Eaton Vance VT Floating-Rate Income Fund, Janus Henderson Forty Portfolio, Janus Henderson Enterprise Portfolio, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Invesco V.I. Main Street Mid Cap Fund®, TA JPMorgan Enhanced Index, TA WMC US Growth, TA T. Rowe Price Small Cap, TA Morgan Stanley Capital Growth and TA TS&W International Equity Subaccounts	1.25%	1.45%	1.60%	1.65%

Current Asset-Based Insurance Charge for the American Funds – Asset Allocation FundSM, American Funds – The Bond Fund of AmericaSM, American Funds – Growth FundSM, American Funds – Growth–Income FundSM, and American Funds – International FundSM Subaccounts	1.50%	1.70%	1.85%	1.90%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2014.

Please read this Supplement carefully and retain it for future reference.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract prior to June 23, 2008)

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.25%	1.45%	1.60%	1.65%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Portfolio Subaccount	1.20%	1.40%	1.55%	1.60%

Current Asset-Based Insurance Charge for the Eaton Vance VT Floating-Rate Income Fund, Janus Henderson Forty Portfolio, Janus Henderson Enterprise Portfolio, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Invesco V.I. Main Street Mid Cap Fund®, TA JPMorgan Enhanced Index, TA WMC US Growth, TA T. Rowe Price Small Cap, TA Morgan Stanley Capital Growth and TA TS&W International Equity Subaccounts	1.15%	1.35%	1.50%	1.55%

Current Asset-Based Insurance Charge for the American Funds – Asset Allocation FundSM, American Funds – The Bond Fund of AmericaSM, American Funds – Growth FundSM, American Funds – Growth–Income FundSM, and American Funds – International FundSM Subaccounts	1.40%	1.60%	1.75%	1.80%

III. State Variations for MARYLAND:

Effective June 24, 2022, for policies issued in the state of MD the following fee information applies to your policy:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract on or after June 23, 2008)

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class*	C Class*	XC Class

Maximum Asset-Based Insurance Charge	1.50%	N/A	N/A	2.00%

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.50%	N/A	N/A	1.90%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Portfolio Subaccount	1.45%	N/A	N/A	1.85%

Current Asset-Based Insurance Charge for the Eaton Vance VT Floating-Rate Income Fund, Janus Henderson Forty Portfolio, Janus Henderson Enterprise Portfolio, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Invesco V.I. Main Street Mid Cap Fund®, TA JPMorgan Enhanced Index, TA WMC US Growth, TA T. Rowe Price Small Cap, TA Morgan Stanley Capital Growth and TA TS&W International Equity Subaccounts	1.40%	N/A	N/A	1.80%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2014.

Please read this Supplement carefully and retain it for future reference.

Current Asset-Based Insurance Charge for the American Funds – Asset Allocation FundSM, American Funds – The Bond Fund of AmericaSM, American Funds – Growth FundSM, American Funds – Growth–Income FundSM, and American Funds – International FundSM Subaccounts	1.50%	N/A	N/A	2.00%

*The L-Class and C-Class were not sold in Maryland.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract prior to June 23, 2008)

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	1.50%	N/A	N/A	2.00%

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.40%	N/A	N/A	1.80%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Portfolio Subaccount	1.35%	N/A	N/A	1.75%

Current Asset-Based Insurance Charge for the Eaton Vance VT Floating-Rate Income Fund, Janus Henderson Forty Portfolio, Janus Henderson Enterprise Portfolio, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Invesco V.I. Main Street Mid Cap Fund®, TA JPMorgan Enhanced Index, TA WMC US Growth, TA T. Rowe Price Small Cap, TA Morgan Stanley Capital Growth and TA TS&W International Equity Subaccounts	1.30%	N/A	N/A	1.70%

Current Asset-Based Insurance Charge for the American Funds – Asset Allocation FundSM, American Funds – The Bond Fund of AmericaSM, American Funds – Growth FundSM, American Funds – Growth–Income FundSM, and American Funds – International FundSM Subaccounts	1.50%	N/A	N/A	1.95%

*The L-Class and C-Class were not sold in Maryland.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2014.

Please read this Supplement carefully and retain it for future reference.